PROBABILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 75.1%
	EQUITY - 75.1%
28,050	Direxion Daily S&P 500 Bull 3X	$ 3,360,390
10,470	Invesco QQQ Trust Series 1	3,795,794
46,280	ProShares UltraPro Dow30	3,362,705
58,030	ProShares UltraPro QQQ	3,376,185
10,910	SPDR Dow Jones Industrial Average ETF Trust	3,783,915
9,110	Vanguard S&P 500 ETF	3,782,199
		21,461,188

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,303,204)	21,461,188

	TOTAL INVESTMENTS - 75.1% (Cost $20,303,204)	$ 21,461,188
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.9%	7,123,692
	NET ASSETS - 100.0%	$ 28,584,880

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt